Share-based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2021 USD ($)	Oct. 31, 2019 shares	Apr. 30, 2018 shares	Feb. 03, 2015 shares	Nov. 30, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥	¥ 18,400,000
NetEase Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥		¥ 1,043,000		¥ 2,682,000		¥ 4,356,000
NetEase [Member] | 2009 RSU Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance												323,694,050
NetEase [Member] | 2019 Plan [Member] | Ordinary shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance									322,458,300
Youdao, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of share options granted | $ / shares			$ 23.30		$ 23.37		$ 4.12
Fair value of options vested		34,618,000	$ 5,432	¥ 11,087,000		2,771,000
Youdao, Inc. [Member] | 2015 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥						¥ 0
Total unrecognized compensation expense		¥ 106,034,000						$ 16,639
Weighted average remaining vesting period		2 years 4 months 9 days	2 years 4 months 9 days
Youdao, Inc. [Member] | 2015 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance										10,222,222	8,000,000
Additional number of shares reserved for future issuance										2,222,222